Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Feb. 28, 2026	Nov. 30, 2025	Aug. 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	Feb. 28, 2026	Feb. 28, 2025	May 31, 2025	May 31, 2024
Operating expenses:
General and administrative							$ 5,166	$ 5,423	$ 7,260	$ 10,818
Research and development							11,183	(20,150)	(16,921)	7,240
Total operating expenses							32,936	(14,727)	(9,661)	18,058
Operating (loss) gain							(32,936)	14,727	9,661	(18,058)
Interest and other income (expense):
Interest income							166	441	565	217
Interest on convertible notes							(1,934)	(3,469)	(4,424)	(4,659)
Amortization of discount on convertible notes								(348)	(407)	(1,076)
Amortization of debt issuance costs										(572)
Issuance costs for private placement of shares and warrants through placement agent							(1,628)			(2,819)
Loss on induced conversion								(1,180)	(1,180)	(6,680)
Finance charges							(22)	(25)	(25)	(2,584)
Loss on note extinguishment										(13,374)
Gain on restructuring of payables								407	407
Loss on derivatives								(852)	(852)	(236)
Total interest and other expenses							99	(5,026)	(5,916)	(31,783)
(Loss) gain before income taxes							(32,837)	9,701	3,745	(49,841)
Income tax benefit	$ 0			$ 0			0	0	0	0
Net (loss) income	$ (4,690)	$ (22,607)	$ (5,540)	$ (4,758)	$ (4,768)	$ 19,227	$ (32,837)	$ 9,701	$ 3,745	$ (49,841)
Income (loss) per share:
Basic (loss) income per share							$ (0.03)	$ 0.01	$ 0	$ (0.05)
Diluted (loss) income per share							$ (0.03)	$ 0.01	$ 0	$ (0.05)
Weighted average common shares used in calculation of (loss) income per share:
Basic (in shares)							1,262,834	1,194,561	1,205,755	969,509
Diluted (in shares)							1,262,834	1,225,538	1,242,922	969,509